UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Net revenues	$ 107,148	$ 88,565
Cost of revenues	(77,270)	(62,579)
Gross profit	29,878	25,986
Operating expenses
Research and development expenses	(2,300)	(2,849)
Sales and marketing expenses	(17,116)	(20,868)
General and administrative expenses	(11,127)	(6,838)
Total operating expenses	(30,543)	(30,555)
Operating loss	(665)	(4,569)
Interest expense	(1,015)	(537)
Interest income	362	214
Other gains, net	1,388	1,212
Fair value losses on convertible notes	(3,007)	(1,992)
Fair value losses on derivative liabilities	(5,123)
Loss before income tax expense	(8,060)	(5,672)
Share of losses from an equity investee	(69)	(14)
Income tax expense	(320)	(27)
Net loss	(8,449)	(5,713)
Less: Net loss attributable to non-controlling interests	1,097	437
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(7,352)	(5,276)
Net loss	(8,449)	(5,713)
Other comprehensive loss:
Foreign currency translation adjustment, net of US$nil tax	612	89
Comprehensive loss	(7,837)	(5,624)
Comprehensive loss attributable to non-controlling interest	1,115	437
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (6,722)	$ (5,187)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (0.21)	$ (0.19)
- Diluted	$ (0.21)	$ (0.19)
Weighted average number of ordinary shares used in per share calculation:
- Basic	34,795,154	28,350,323
- Diluted	34,795,154	28,350,323